CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) [Abstract]
Revenue	$ 172,929	$ 124,497	$ 96,346
Cost of revenue	152,224	108,995	84,531
GROSS PROFIT	20,705	15,502	11,815
Operating expenses:
Research and development	2,207	2,182	2,264
Selling, general, and administrative	17,316	16,925	14,047
Forgiveness of debt		(1,312)
Total operating expenses	19,523	17,795	16,311
OPERATING INCOME (LOSS)	1,182	(2,293)	(4,496)
Other income (expense), net	448	(3,987)	(3,107)
INCOME (LOSS) BEFORE INCOME TAX BENEFIT (EXPENSE)	1,630	(6,280)	(7,603)
Income tax benefit (expense)	(90)	1,026	(223)
INCOME (LOSS) FROM CONTINUING OPERATIONS	1,540	(5,254)	(7,826)
Income (loss) from discontinued operations, net of income tax benefit (expense) of $0, $1,221 and $(21) in 2014, 2013 and 2012, respectively	(109)	1,821	(1,190)
NET INCOME (LOSS)	1,431	(3,433)	(9,016)
INCOME (LOSS) PER SHARE - BASIC AND DILUTED
Continuing operations	$ 0.19	$ (0.66)	$ (0.97)
Discontinued operations	$ (0.01)	$ 0.23	$ (0.15)
Net income (loss)	$ 0.18	$ (0.43)	$ (1.12)
Weighted average number of shares outstanding	8,054,390	8,036,780	8,036,698
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	1,431	(3,433)	(9,016)
Translation adjustment	(168)	(276)	(119)
Comprehensive income (loss)	$ 1,263	$ (3,709)	$ (9,135)